BORROWINGS - Net book value of leased property, plant and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of net book value of leased property, plant and equipment
Leased assets, net	₽ 8,161	₽ 6,972
Additions to leased assets	3,339	1,117	₽ 1,735
Depreciation of leased assets	702	603	554
Interest expense on leased assets	954	855	₽ 756
Network and base station equipment
Summary of net book value of leased property, plant and equipment
Leased assets, net	8,098	6,906
Office equipment, vehicles and other
Summary of net book value of leased property, plant and equipment
Leased assets, net	₽ 63	₽ 66